UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

October 31, 2007

EQU-QTLY-1207

1.809096.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	938,009	$ 25,758
The Goodyear Tire & Rubber Co. (a)	2,331,200	70,286
TRW Automotive Holdings Corp. (a)	351,100	10,424
		106,468
Automobiles - 1.4%
Ford Motor Co. (a)	8,909,190	79,025
General Motors Corp.	1,301,300	50,998
Harley-Davidson, Inc.	520,400	26,801
Hyundai Motor Co.	391,970	31,152
Monaco Coach Corp.	1,321,209	15,326
Peugeot Citroen SA	721,900	66,916
Renault SA	181,533	30,482
Toyota Motor Corp. sponsored ADR	1,069,300	122,371
Winnebago Industries, Inc.	881,737	22,731
		445,802
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,343,550	51,089
Service Corp. International	2,735,000	39,575
		90,664
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	906,100	54,094
Wyndham Worldwide Corp.	1,123,260	36,877
		90,971
Household Durables - 1.2%
Beazer Homes USA, Inc.	1,655,900	18,596
Black & Decker Corp.	935,400	84,102
Centex Corp.	1,306,300	32,736
KB Home	566,900	15,669
Lennar Corp. Class A	1,785,300	40,794
The Stanley Works	937,141	53,932
Whirlpool Corp.	1,833,548	145,180
		391,009
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	3,683,764	78,206
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,531,000	78,777
Eastman Kodak Co. (d)	4,081,900	116,987
		195,764
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.5%
Belo Corp. Series A	1,111,400	$ 20,561
Citadel Broadcasting Corp.	3,867,155	17,015
Clear Channel Communications, Inc.	7,554,600	285,337
Comcast Corp. Class A (a)	6,114,955	128,720
E.W. Scripps Co. Class A	736,121	33,133
Gannett Co., Inc.	1,424,700	60,422
News Corp. Class B	3,400,300	77,969
The McClatchy Co. Class A (d)	3,694,535	61,292
The New York Times Co. Class A (d)	3,000,891	58,697
The Walt Disney Co.	1,656,310	57,358
Time Warner Cable, Inc.	1,817,495	51,962
Time Warner, Inc.	14,189,390	259,098
Virgin Media, Inc.	1,279,250	28,284
		1,139,848
Multiline Retail - 1.3%
Family Dollar Stores, Inc.	1,922,800	48,743
Kohl's Corp. (a)	1,301,300	71,532
Macy's, Inc.	2,916,000	93,399
Nordstrom, Inc.	935,100	36,880
Retail Ventures, Inc. (a)	1,780,842	15,440
Sears Holdings Corp. (a)(d)	677,700	91,347
Target Corp.	709,400	43,529
Tuesday Morning Corp.	1,513,113	11,530
		412,400
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	1,034,700	35,304
AnnTaylor Stores Corp. (a)	721,959	22,374
Chico's FAS, Inc. (a)(d)	2,652,900	34,859
Circuit City Stores, Inc. (d)	1,894,900	15,027
Foot Locker, Inc.	650,600	9,687
Gap, Inc.	2,969,000	56,114
Home Depot, Inc.	5,815,300	183,240
OfficeMax, Inc.	1,154,800	36,549
RadioShack Corp.	1,609,400	33,186
Staples, Inc.	2,506,155	58,494
Williams-Sonoma, Inc.	1,887,700	59,349
		544,183
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	2,016,800	$ 57,418
TOTAL CONSUMER DISCRETIONARY		3,552,733
CONSUMER STAPLES - 4.8%
Beverages - 0.3%
Anheuser-Busch Companies, Inc.	312,200	16,010
Heineken NV (Bearer)	1,016,746	70,969
		86,979
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,261,400	94,459
Rite Aid Corp. (a)	7,331,532	28,666
Wal-Mart Stores, Inc.	7,456,000	337,086
Winn-Dixie Stores, Inc. (a)	644,464	15,235
		475,446
Food Products - 0.8%
Hershey Co.	2,326,700	100,304
Kraft Foods, Inc. Class A	1,538,140	51,389
Marine Harvest ASA (a)	49,497,600	50,176
Tyson Foods, Inc. Class A	3,053,600	48,247
		250,116
Household Products - 0.6%
Kimberly-Clark Corp.	965,200	68,423
Procter & Gamble Co.	1,808,017	125,693
		194,116
Personal Products - 0.8%
Avon Products, Inc.	5,847,500	239,631
Estee Lauder Companies, Inc. Class A	777,300	34,123
		273,754
Tobacco - 0.8%
Altria Group, Inc.	3,747,995	273,341
TOTAL CONSUMER STAPLES		1,553,752
ENERGY - 16.5%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	3,519,200	305,185
Expro International Group PLC	383,300	9,746
Halliburton Co.	3,691,200	145,507
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	3,023,251	$ 84,893
Noble Corp.	2,929,460	155,115
Pride International, Inc. (a)	644,100	23,767
Schlumberger Ltd. (NY Shares)	4,563,063	440,655
		1,164,868
Oil, Gas & Consumable Fuels - 12.9%
Apache Corp.	1,444,810	149,986
BP PLC sponsored ADR	878,200	68,491
Chevron Corp.	5,981,482	547,365
ConocoPhillips	4,779,000	406,024
CONSOL Energy, Inc.	649,600	36,702
Devon Energy Corp.	146,500	13,683
EOG Resources, Inc.	1,930,500	171,042
Exxon Mobil Corp.	20,871,817	1,919,999
Hess Corp.	1,969,300	141,022
Lukoil Oil Co. sponsored ADR	671,400	61,668
Occidental Petroleum Corp.	2,794,500	192,960
Royal Dutch Shell PLC Class A sponsored ADR	203,400	17,800
Spectra Energy Corp.	1,106,050	28,735
Total SA sponsored ADR	2,657,602	214,229
Valero Energy Corp.	2,036,900	143,459
Williams Companies, Inc.	1,365,500	49,827
		4,162,992
TOTAL ENERGY		5,327,860
FINANCIALS - 25.2%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	350,300	22,062
Ares Capital Corp.	1,595,142	26,543
Bank New York Mellon Corp.	9,129,749	445,988
KKR Private Equity Investors, LP	1,641,400	32,500
KKR Private Equity Investors, LP Restricted Depositary Units (f)	1,714,600	33,949
Legg Mason, Inc.	637,550	52,878
Lehman Brothers Holdings, Inc.	325,300	20,605
Merrill Lynch & Co., Inc.	2,651,400	175,045
Morgan Stanley	3,902,960	262,513
State Street Corp.	1,192,097	95,094
		1,167,177
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 5.1%
Associated Banc-Corp.	2,753,622	$ 79,470
Barclays PLC Sponsored ADR	1,695,300	86,206
HSBC Holdings PLC sponsored ADR (d)	1,814,561	180,585
KeyCorp	1,723,800	49,042
Lloyds TSB Group PLC	5,545,601	62,894
Marshall & Ilsley Corp.	1,385,900	59,178
PNC Financial Services Group, Inc.	2,715,900	195,979
Royal Bank of Scotland Group PLC	4,356,927	46,786
Societe Generale Series A	162,600	27,398
Sterling Financial Corp., Washington	1,321,094	29,725
U.S. Bancorp, Delaware	3,674,302	121,840
Wachovia Corp.	7,859,518	359,416
Wells Fargo & Co.	9,838,636	334,612
		1,633,131
Consumer Finance - 0.5%
American Express Co.	1,526,800	93,058
Discover Financial Services	4,112,932	79,380
		172,438
Diversified Financial Services - 7.1%
Bank of America Corp.	20,316,245	980,868
Citigroup, Inc.	15,294,385	640,835
JPMorgan Chase & Co.	14,442,649	678,805
		2,300,508
Insurance - 6.2%
ACE Ltd.	3,999,146	242,388
AFLAC, Inc.	550,400	34,554
Allstate Corp.	2,186,900	114,594
American International Group, Inc.	11,620,857	733,508
Hartford Financial Services Group, Inc.	2,077,900	201,619
MetLife, Inc. unit	2,020,300	67,720
Montpelier Re Holdings Ltd.	3,835,478	68,655
Paris RE Holdings Ltd.	874,600	20,527
PartnerRe Ltd.	1,456,926	121,289
Swiss Reinsurance Co. (Reg.)	170,442	15,995
The Travelers Companies, Inc.	5,524,040	288,410
Willis Group Holdings Ltd.	1,590,700	67,334
XL Capital Ltd. Class A	545,651	39,260
		2,015,853
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	3,318,600	$ 56,715
Developers Diversified Realty Corp.	934,400	47,094
HCP, Inc.	1,961,300	66,763
Senior Housing Properties Trust (SBI)	1,341,468	30,076
		200,648
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	1,301,200	31,723
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	1,269,700	19,706
Fannie Mae	6,655,700	379,641
Freddie Mac	2,986,300	155,974
MGIC Investment Corp.	1,537,100	29,758
New York Community Bancorp, Inc.	2,730,782	50,820
People's United Financial, Inc.	625,000	11,113
		647,012
TOTAL FINANCIALS		8,168,490
HEALTH CARE - 7.2%
Biotechnology - 0.4%
Amgen, Inc. (a)	2,078,778	120,798
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	1,519,792	91,203
Covidien Ltd.	2,765,190	115,032
Medtronic, Inc.	921,300	43,706
		249,941
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.	1,075,466	52,859
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	4,530,800	135,879
Eli Lilly & Co.	585,300	31,694
Johnson & Johnson	4,592,700	299,306
Merck & Co., Inc.	5,347,800	311,563
Pfizer, Inc.	23,262,700	572,495
Schering-Plough Corp.	9,120,040	278,344
Wyeth	5,529,000	268,875
		1,898,156
TOTAL HEALTH CARE		2,321,754
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
General Dynamics Corp.	756,000	$ 68,766
Honeywell International, Inc.	5,561,450	335,967
Lockheed Martin Corp.	1,303,600	143,448
Northrop Grumman Corp.	521,200	43,583
United Technologies Corp.	2,805,960	214,908
		806,672
Airlines - 0.2%
AMR Corp. (a)	1,601,500	38,436
Delta Air Lines, Inc. (a)	817,200	16,998
US Airways Group, Inc. (a)	309,300	8,555
		63,989
Building Products - 0.2%
Masco Corp.	3,058,347	73,645
Commercial Services & Supplies - 0.3%
Cintas Corp.	817,200	29,910
Equifax, Inc.	540,019	20,791
Waste Management, Inc.	1,658,500	60,353
		111,054
Electrical Equipment - 0.3%
Emerson Electric Co.	1,850,400	96,720
Industrial Conglomerates - 2.8%
3M Co.	2,469,670	213,281
General Electric Co.	12,049,150	495,943
Textron, Inc.	1,018,500	70,490
Tyco International Ltd.	2,765,190	113,843
		893,557
Machinery - 2.4%
Briggs & Stratton Corp. (e)	2,945,485	66,303
Bucyrus International, Inc. Class A	441,700	36,440
Caterpillar, Inc.	813,100	60,665
Deere & Co.	215,800	33,427
Dover Corp.	2,531,334	116,441
Eaton Corp.	599,400	55,492
Illinois Tool Works, Inc.	853,100	48,849
Ingersoll-Rand Co. Ltd. Class A	2,051,792	103,308
Navistar International Corp. (a)	780,200	49,153
SPX Corp.	2,132,485	216,021
		786,099
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
Alexander & Baldwin, Inc.	130,100	$ 6,815
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,976,100	172,217
Ryder System, Inc.	520,500	24,906
Union Pacific Corp.	658,400	84,302
		281,425
TOTAL INDUSTRIALS		3,119,976
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR	7,991,199	77,435
Cisco Systems, Inc. (a)	5,391,900	178,256
Harris Corp.	1,464,600	88,696
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	0
Motorola, Inc.	7,393,470	138,923
Nortel Networks Corp. (a)	533,980	8,619
		491,929
Computers & Peripherals - 3.0%
EMC Corp. (a)	6,091,100	154,653
Hewlett-Packard Co.	7,136,361	368,807
Imation Corp.	728,875	16,239
International Business Machines Corp.	3,155,800	366,451
Sun Microsystems, Inc. (a)	8,842,600	50,491
		956,641
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	2,051,900	75,613
Arrow Electronics, Inc. (a)	1,876,900	75,038
Avnet, Inc. (a)	2,020,615	84,300
Tektronix, Inc.	1,066,696	40,374
Tyco Electronics Ltd.	2,765,190	98,634
		373,959
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	89,420	63,220
IT Services - 0.4%
MoneyGram International, Inc.	2,437,904	38,885
The Western Union Co.	3,056,800	67,372
Unisys Corp. (a)	5,132,500	31,206
		137,463
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp. (a)	5,237,398	$ 91,340
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	3,045,200	101,892
Applied Materials, Inc.	6,382,900	123,956
Intel Corp.	12,546,160	337,492
LSI Corp. (a)	3,709,200	24,481
Micron Technology, Inc. (a)	3,482,100	36,597
National Semiconductor Corp.	5,507,364	138,455
Novellus Systems, Inc. (a)	852,400	24,217
Teradyne, Inc. (a)	4,052,000	50,002
		837,092
Software - 0.9%
Microsoft Corp.	5,956,300	219,251
Symantec Corp. (a)	3,608,900	67,775
		287,026
TOTAL INFORMATION TECHNOLOGY		3,238,670
MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,154,087	112,927
Arkema (a)	29,314	1,994
Arkema sponsored ADR (a)	582,570	39,615
Bayer AG sponsored ADR	604,100	49,778
Celanese Corp. Class A	1,646,500	69,087
Chemtura Corp.	7,174,364	66,865
Dow Chemical Co.	1,748,000	78,730
E.I. du Pont de Nemours & Co.	1,040,800	51,530
Georgia Gulf Corp. (e)	2,149,060	26,004
H.B. Fuller Co.	1,053,558	31,006
Linde AG	195,179	24,698
PolyOne Corp. (a)	3,127,841	24,991
Rohm & Haas Co.	20,944	1,087
		578,312
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	6,838,121	82,810
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Alcoa, Inc.	4,727,421	$ 187,159
Century Aluminum Co. (a)	437,000	25,429
		212,588
Paper & Forest Products - 0.2%
Glatfelter	993,529	15,966
Weyerhaeuser Co.	796,200	60,440
		76,406
TOTAL MATERIALS		950,116
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	33,176,750	1,386,456
Qwest Communications International, Inc. (a)	14,506,400	104,156
Telkom SA Ltd. sponsored ADR	737,959	81,913
Verizon Communications, Inc.	10,835,049	499,171
		2,071,696
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	9,275,300	158,608
Vodafone Group PLC sponsored ADR	3,098,925	121,695
		280,303
TOTAL TELECOMMUNICATION SERVICES		2,351,999
UTILITIES - 2.9%
Electric Utilities - 1.5%
Allegheny Energy, Inc.	1,361,807	82,607
Entergy Corp.	1,606,300	192,547
Exelon Corp.	1,700,700	140,784
PPL Corp.	1,224,100	63,286
		479,224
Gas Utilities - 0.1%
AGL Resources, Inc.	387,150	15,304
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	5,213,721	111,626
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	2,333,000	$ 223,035
Wisconsin Energy Corp.	2,323,900	111,268
		334,303
TOTAL UTILITIES		940,457
TOTAL COMMON STOCKS (Cost $22,048,705)		31,525,807
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	1,122,600	24,529
Series C, 6.25%	781,200	19,952
		44,481
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	1,101,300	20,925
TOTAL CONSUMER DISCRETIONARY		65,406
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. 7.75%	1,105,800	27,811
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	260,400	69,516
MATERIALS - 0.4%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	8,457
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	111,099
TOTAL MATERIALS		119,556
Convertible Preferred Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	23,100	$ 1,043
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $241,002)		283,332
Corporate Bonds - 0.8%
	Principal Amount (000s)
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 28,010	33,601
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 4.5% 5/15/15	9,950	8,159
Media - 0.2%
Liberty Media Corp.:
3.5% 1/15/31	3,598	3,424
4% 11/15/29 (f)	8,890	5,725
3.5% 1/15/31 (f)	24,013	22,852
News America, Inc. liquid yield option note 0% 2/28/21 (f)	65,150	38,846
		70,847
TOTAL CONSUMER DISCRETIONARY		112,607
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (f)	23,870	36,375
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	39,060	34,666
6% 5/1/15	13,020	11,555
		46,221
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	17,200	15,108
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc.: - continued
5.25% 12/15/11 (f)	$ 32,800	$ 32,558
5.25% 12/15/11	11,160	11,078
		58,744
TOTAL CONVERTIBLE BONDS		253,947
Nonconvertible Bonds - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	27,252
TOTAL CORPORATE BONDS (Cost $282,124)		281,199
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	399,822,836	399,823
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	178,259,123	178,259
TOTAL MONEY MARKET FUNDS (Cost $578,082)		578,082
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.54%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,958)	$ 3,958	3,958
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $23,153,871)		32,672,378
NET OTHER ASSETS - (0.9)%		(304,177)
NET ASSETS - 100%		$ 32,368,201
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,971,000 or 0.6% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,958,000 due 11/01/07 at 4.54%
Banc of America Securities LLC	$ 2,247
Lehman Brothers, Inc.	1,711
$ 3,958
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29,572
Fidelity Securities Lending Cash Central Fund	3,153
Total	$ 32,725
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 71,205	$ 15,116	$ -	$ 1,657	$ 66,303
Georgia Gulf Corp.	39,180	3,877	-	452	26,004
Total	$ 110,385	$ 18,993	$ -	$ 2,109	$ 92,307
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $23,168,088,000. Net unrealized appreciation aggregated $9,504,290,000, of which $10,807,227,000 related to appreciated investment securities and $1,302,937,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

October 31, 2007

LCG-QTLY-1207

1.809091.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.9%
The Goodyear Tire & Rubber Co. (a)	54,800	$ 1,652,220
Hotels, Restaurants & Leisure - 0.6%
Wynn Resorts Ltd.	6,700	1,081,581
Household Durables - 0.6%
Black & Decker Corp.	11,700	1,051,947
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	21,300	1,898,895
Media - 3.5%
Discovery Holding Co. Class A (a)	34,000	969,340
Regal Entertainment Group Class A (d)	243,200	5,489,024
		6,458,364
Multiline Retail - 1.8%
Big Lots, Inc. (a)(d)	136,200	3,266,076
Specialty Retail - 2.7%
Gamestop Corp. Class A (a)	28,900	1,711,458
RadioShack Corp. (d)	160,700	3,313,634
		5,025,092
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	40,700	2,696,782
TOTAL CONSUMER DISCRETIONARY		23,130,957
CONSUMER STAPLES - 10.1%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	90,700	3,907,356
Food & Staples Retailing - 6.7%
Kroger Co.	196,000	5,760,440
Wal-Mart Stores, Inc.	117,900	5,330,259
Walgreen Co.	35,800	1,419,470
		12,510,169
Food Products - 0.3%
Hershey Co.	10,900	469,899
Personal Products - 1.0%
NBTY, Inc. (a)	52,900	1,883,240
TOTAL CONSUMER STAPLES		18,770,664
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	5,200	450,944
BJ Services Co.	17,200	433,268
GlobalSantaFe Corp.	5,800	469,974
Halliburton Co.	17,500	689,850
National Oilwell Varco, Inc. (a)	6,300	461,412
Schlumberger Ltd. (NY Shares)	16,600	1,603,062
		4,108,510
Oil, Gas & Consumable Fuels - 5.6%
Exxon Mobil Corp.	84,600	7,782,354

	Shares	Value
Sunoco, Inc.	30,000	$ 2,208,000
Western Refining, Inc.	12,500	458,500
		10,448,854
TOTAL ENERGY		14,557,364
FINANCIALS - 7.8%
Capital Markets - 7.8%
Eaton Vance Corp. (non-vtg.)	72,400	3,622,172
Federated Investors, Inc. Class B (non-vtg.)	59,500	2,558,500
Franklin Resources, Inc.	39,900	5,174,232
Northern Trust Corp.	41,400	3,113,694
		14,468,598
HEALTH CARE - 15.6%
Health Care Equipment & Supplies - 5.4%
Baxter International, Inc.	65,500	3,930,655
Medtronic, Inc.	91,800	4,354,992
St. Jude Medical, Inc. (a)	44,500	1,812,485
		10,098,132
Health Care Providers & Services - 8.9%
Aetna, Inc.	107,000	6,010,190
CIGNA Corp.	12,300	645,627
Coventry Health Care, Inc. (a)	18,700	1,127,797
Express Scripts, Inc. (a)	20,400	1,287,240
Health Net, Inc. (a)	42,500	2,278,425
Lincare Holdings, Inc. (a)	49,500	1,721,115
Medco Health Solutions, Inc. (a)	9,400	887,172
UnitedHealth Group, Inc.	40,900	2,010,235
WellPoint, Inc. (a)	6,700	530,841
		16,498,642
Life Sciences Tools & Services - 1.3%
Invitrogen Corp. (a)	7,600	690,612
Techne Corp. (a)	25,100	1,637,524
		2,328,136
TOTAL HEALTH CARE		28,924,910
INDUSTRIALS - 12.2%
Aerospace & Defense - 7.4%
Honeywell International, Inc.	11,100	670,551
Lockheed Martin Corp.	48,900	5,380,956
Precision Castparts Corp.	3,100	464,411
The Boeing Co.	72,800	7,177,352
		13,693,270
Commercial Services & Supplies - 2.4%
Dun & Bradstreet Corp.	41,200	3,990,220
Robert Half International, Inc.	15,000	451,350
		4,441,570
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	3,000	444,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Thomas & Betts Corp. (a)	8,600	$ 481,686
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	11,700	714,402
Machinery - 0.7%
Cummins, Inc.	7,400	887,704
Terex Corp. (a)	6,200	460,164
		1,347,868
Road & Rail - 0.8%
Landstar System, Inc.	34,600	1,456,314
TOTAL INDUSTRIALS		22,579,860
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	72,300	2,390,238
QUALCOMM, Inc.	32,400	1,384,452
		3,774,690
Computers & Peripherals - 6.1%
Apple, Inc. (a)	11,900	2,260,405
Dell, Inc. (a)	233,700	7,151,220
International Business Machines Corp.	6,900	801,228
QLogic Corp. (a)	65,600	1,018,768
		11,231,621
IT Services - 3.1%
Accenture Ltd. Class A	145,500	5,681,775
Semiconductors & Semiconductor Equipment - 6.8%
Intel Corp.	102,400	2,754,560
Linear Technology Corp.	137,600	4,543,552
National Semiconductor Corp.	212,200	5,334,708
		12,632,820
Software - 11.0%
Autodesk, Inc. (a)	84,700	4,141,830
BMC Software, Inc. (a)	47,300	1,600,632
Microsoft Corp.	258,900	9,530,109
Symantec Corp. (a)	269,300	5,057,454
		20,330,025
TOTAL INFORMATION TECHNOLOGY		53,650,931
MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	4,800	469,680
Ecolab, Inc.	9,700	457,549
Monsanto Co.	15,200	1,483,976
Praxair, Inc.	5,400	461,592
		2,872,797
Metals & Mining - 1.3%
Allegheny Technologies, Inc.	4,700	480,199

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc. Class B	7,500	$ 882,600
Newmont Mining Corp.	12,500	635,750
Southern Copper Corp.	3,400	474,980
		2,473,529
TOTAL MATERIALS		5,346,326
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	149,200	452,076
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	10,800	443,556
TOTAL TELECOMMUNICATION SERVICES		895,632
UTILITIES - 0.9%
Electric Utilities - 0.6%
Exelon Corp.	13,600	1,125,808
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	23,600	505,276
TOTAL UTILITIES		1,631,084
TOTAL COMMON STOCKS (Cost $174,448,450)		183,956,326
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 4.97% (b)	546,109	546,109
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	5,673,650	5,673,650
TOTAL MONEY MARKET FUNDS (Cost $6,219,759)		6,219,759
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $180,668,209)	190,176,085
NET OTHER ASSETS - (2.7)%	(4,918,249)
NET ASSETS - 100%	$ 185,257,836
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,691
Fidelity Securities Lending Cash Central Fund	50,991
Total	$ 102,682
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $181,063,719. Net unrealized appreciation aggregated $9,112,366, of which $13,859,182 related to appreciated investment securities and $4,746,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

ALCG-QTLY-1207

1.859107.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.9%
The Goodyear Tire & Rubber Co. (a)	54,800	$ 1,652,220
Hotels, Restaurants & Leisure - 0.6%
Wynn Resorts Ltd.	6,700	1,081,581
Household Durables - 0.6%
Black & Decker Corp.	11,700	1,051,947
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	21,300	1,898,895
Media - 3.5%
Discovery Holding Co. Class A (a)	34,000	969,340
Regal Entertainment Group Class A (d)	243,200	5,489,024
		6,458,364
Multiline Retail - 1.8%
Big Lots, Inc. (a)(d)	136,200	3,266,076
Specialty Retail - 2.7%
Gamestop Corp. Class A (a)	28,900	1,711,458
RadioShack Corp. (d)	160,700	3,313,634
		5,025,092
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	40,700	2,696,782
TOTAL CONSUMER DISCRETIONARY		23,130,957
CONSUMER STAPLES - 10.1%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	90,700	3,907,356
Food & Staples Retailing - 6.7%
Kroger Co.	196,000	5,760,440
Wal-Mart Stores, Inc.	117,900	5,330,259
Walgreen Co.	35,800	1,419,470
		12,510,169
Food Products - 0.3%
Hershey Co.	10,900	469,899
Personal Products - 1.0%
NBTY, Inc. (a)	52,900	1,883,240
TOTAL CONSUMER STAPLES		18,770,664
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	5,200	450,944
BJ Services Co.	17,200	433,268
GlobalSantaFe Corp.	5,800	469,974
Halliburton Co.	17,500	689,850
National Oilwell Varco, Inc. (a)	6,300	461,412
Schlumberger Ltd. (NY Shares)	16,600	1,603,062
		4,108,510
Oil, Gas & Consumable Fuels - 5.6%
Exxon Mobil Corp.	84,600	7,782,354

	Shares	Value
Sunoco, Inc.	30,000	$ 2,208,000
Western Refining, Inc.	12,500	458,500
		10,448,854
TOTAL ENERGY		14,557,364
FINANCIALS - 7.8%
Capital Markets - 7.8%
Eaton Vance Corp. (non-vtg.)	72,400	3,622,172
Federated Investors, Inc. Class B (non-vtg.)	59,500	2,558,500
Franklin Resources, Inc.	39,900	5,174,232
Northern Trust Corp.	41,400	3,113,694
		14,468,598
HEALTH CARE - 15.6%
Health Care Equipment & Supplies - 5.4%
Baxter International, Inc.	65,500	3,930,655
Medtronic, Inc.	91,800	4,354,992
St. Jude Medical, Inc. (a)	44,500	1,812,485
		10,098,132
Health Care Providers & Services - 8.9%
Aetna, Inc.	107,000	6,010,190
CIGNA Corp.	12,300	645,627
Coventry Health Care, Inc. (a)	18,700	1,127,797
Express Scripts, Inc. (a)	20,400	1,287,240
Health Net, Inc. (a)	42,500	2,278,425
Lincare Holdings, Inc. (a)	49,500	1,721,115
Medco Health Solutions, Inc. (a)	9,400	887,172
UnitedHealth Group, Inc.	40,900	2,010,235
WellPoint, Inc. (a)	6,700	530,841
		16,498,642
Life Sciences Tools & Services - 1.3%
Invitrogen Corp. (a)	7,600	690,612
Techne Corp. (a)	25,100	1,637,524
		2,328,136
TOTAL HEALTH CARE		28,924,910
INDUSTRIALS - 12.2%
Aerospace & Defense - 7.4%
Honeywell International, Inc.	11,100	670,551
Lockheed Martin Corp.	48,900	5,380,956
Precision Castparts Corp.	3,100	464,411
The Boeing Co.	72,800	7,177,352
		13,693,270
Commercial Services & Supplies - 2.4%
Dun & Bradstreet Corp.	41,200	3,990,220
Robert Half International, Inc.	15,000	451,350
		4,441,570
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	3,000	444,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Thomas & Betts Corp. (a)	8,600	$ 481,686
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	11,700	714,402
Machinery - 0.7%
Cummins, Inc.	7,400	887,704
Terex Corp. (a)	6,200	460,164
		1,347,868
Road & Rail - 0.8%
Landstar System, Inc.	34,600	1,456,314
TOTAL INDUSTRIALS		22,579,860
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	72,300	2,390,238
QUALCOMM, Inc.	32,400	1,384,452
		3,774,690
Computers & Peripherals - 6.1%
Apple, Inc. (a)	11,900	2,260,405
Dell, Inc. (a)	233,700	7,151,220
International Business Machines Corp.	6,900	801,228
QLogic Corp. (a)	65,600	1,018,768
		11,231,621
IT Services - 3.1%
Accenture Ltd. Class A	145,500	5,681,775
Semiconductors & Semiconductor Equipment - 6.8%
Intel Corp.	102,400	2,754,560
Linear Technology Corp.	137,600	4,543,552
National Semiconductor Corp.	212,200	5,334,708
		12,632,820
Software - 11.0%
Autodesk, Inc. (a)	84,700	4,141,830
BMC Software, Inc. (a)	47,300	1,600,632
Microsoft Corp.	258,900	9,530,109
Symantec Corp. (a)	269,300	5,057,454
		20,330,025
TOTAL INFORMATION TECHNOLOGY		53,650,931
MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	4,800	469,680
Ecolab, Inc.	9,700	457,549
Monsanto Co.	15,200	1,483,976
Praxair, Inc.	5,400	461,592
		2,872,797
Metals & Mining - 1.3%
Allegheny Technologies, Inc.	4,700	480,199

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc. Class B	7,500	$ 882,600
Newmont Mining Corp.	12,500	635,750
Southern Copper Corp.	3,400	474,980
		2,473,529
TOTAL MATERIALS		5,346,326
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	149,200	452,076
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	10,800	443,556
TOTAL TELECOMMUNICATION SERVICES		895,632
UTILITIES - 0.9%
Electric Utilities - 0.6%
Exelon Corp.	13,600	1,125,808
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	23,600	505,276
TOTAL UTILITIES		1,631,084
TOTAL COMMON STOCKS (Cost $174,448,450)		183,956,326
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 4.97% (b)	546,109	546,109
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	5,673,650	5,673,650
TOTAL MONEY MARKET FUNDS (Cost $6,219,759)		6,219,759
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $180,668,209)	190,176,085
NET OTHER ASSETS - (2.7)%	(4,918,249)
NET ASSETS - 100%	$ 185,257,836
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,691
Fidelity Securities Lending Cash Central Fund	50,991
Total	$ 102,682
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $181,063,719. Net unrealized appreciation aggregated $9,112,366, of which $13,859,182 related to appreciated investment securities and $4,746,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value Fund

October 31, 2007

LCV-QTLY-1207

1.809080.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 1.6%
General Motors Corp.	692,201	$ 27,127,357
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	672,200	40,130,340
Household Durables - 0.4%
Whirlpool Corp.	92,300	7,308,314
Media - 1.8%
The Walt Disney Co.	890,400	30,834,552
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B (d)	408,700	27,080,462
TOTAL CONSUMER DISCRETIONARY		132,481,025
CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	411,000	23,521,530
Food & Staples Retailing - 2.5%
Kroger Co.	660,900	19,423,851
SUPERVALU, Inc.	607,000	23,521,250
		42,945,101
Food Products - 0.9%
Tyson Foods, Inc. Class A	1,029,700	16,269,260
Household Products - 0.8%
Procter & Gamble Co.	200,500	13,938,760
Tobacco - 2.0%
Altria Group, Inc.	486,100	35,451,273
TOTAL CONSUMER STAPLES		132,125,924
ENERGY - 14.9%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc. (a)	270,000	19,774,800
Pride International, Inc. (a)	463,700	17,110,530
Transocean, Inc. (a)	74,800	8,928,876
		45,814,206
Oil, Gas & Consumable Fuels - 12.3%
Chevron Corp.	215,800	19,747,858
ConocoPhillips	556,300	47,263,248
Exxon Mobil Corp.	763,200	70,206,768
Marathon Oil Corp.	568,700	33,627,231
Tesoro Corp.	382,000	23,122,460
Valero Energy Corp.	310,901	21,896,757
		215,864,322
TOTAL ENERGY		261,678,528
FINANCIALS - 30.8%
Capital Markets - 7.2%
Ameriprise Financial, Inc.	252,200	15,883,556
Bank New York Mellon Corp.	363,200	17,742,320
Goldman Sachs Group, Inc.	168,400	41,749,728

	Shares	Value
Janus Capital Group, Inc. (d)	834,600	$ 28,802,046
Lehman Brothers Holdings, Inc.	350,700	22,213,338
		126,390,988
Commercial Banks - 2.5%
Colonial Bancgroup, Inc.	495,200	9,497,936
Wells Fargo & Co.	994,200	33,812,742
		43,310,678
Consumer Finance - 0.6%
Discover Financial Services	534,600	10,317,780
Diversified Financial Services - 7.4%
Bank of America Corp.	1,071,800	51,746,504
Citigroup, Inc.	755,060	31,637,014
JPMorgan Chase & Co.	984,300	46,262,100
		129,645,618
Insurance - 10.1%
ACE Ltd.	358,600	21,734,746
American International Group, Inc.	867,200	54,737,664
Axis Capital Holdings Ltd.	307,100	12,204,154
CNA Financial Corp.	119,300	4,727,859
Everest Re Group Ltd.	110,400	11,762,016
MetLife, Inc.	286,860	19,750,311
PartnerRe Ltd.	231,700	19,289,025
Prudential Financial, Inc.	334,400	32,343,168
		176,548,943
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	873,900	14,934,951
Colonial Properties Trust (SBI)	44,400	1,391,052
		16,326,003
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	512,700	29,244,408
Hudson City Bancorp, Inc.	532,100	8,332,686
		37,577,094
TOTAL FINANCIALS		540,117,104
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	144,400	8,665,444
Kinetic Concepts, Inc. (a)	147,700	8,876,770
		17,542,214
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (a)	70,900	4,473,790
Health Net, Inc. (a)	300,000	16,083,000
Humana, Inc. (a)	122,500	9,181,375
Medco Health Solutions, Inc. (a)	141,900	13,392,522
		43,130,687
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)	222,200	12,887,600
PerkinElmer, Inc.	316,100	8,699,072
		21,586,672
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.6%
Johnson & Johnson	152,100	$ 9,912,357
Merck & Co., Inc.	250,300	14,582,478
Pfizer, Inc.	523,300	12,878,413
Schering-Plough Corp.	290,900	8,878,268
		46,251,516
TOTAL HEALTH CARE		128,511,089
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	118,900	10,815,144
Honeywell International, Inc.	170,000	10,269,700
Northrop Grumman Corp.	179,600	15,018,152
Raytheon Co.	187,600	11,933,236
		48,036,232
Airlines - 0.8%
UAL Corp. (a)	287,800	13,785,620
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	820,000	10,364,800
Construction & Engineering - 0.7%
KBR, Inc.	282,900	12,130,752
Industrial Conglomerates - 4.3%
General Electric Co.	1,485,200	61,130,832
McDermott International, Inc. (a)	226,100	13,805,666
		74,936,498
Machinery - 1.5%
Cummins, Inc.	128,400	15,402,864
Terex Corp. (a)	142,400	10,568,928
		25,971,792
Road & Rail - 0.4%
YRC Worldwide, Inc. (a)	315,700	7,759,906
TOTAL INDUSTRIALS		192,985,600
INFORMATION TECHNOLOGY - 4.0%
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	252,900	13,069,872
International Business Machines Corp.	137,000	15,908,440
Western Digital Corp. (a)	351,200	9,103,104
		38,081,416
Electronic Equipment & Instruments - 0.5%
Avnet, Inc. (a)	214,200	8,936,424

	Shares	Value
IT Services - 0.8%
Computer Sciences Corp. (a)	241,400	$ 14,095,346
Software - 0.5%
Oracle Corp. (a)	407,800	9,040,926
TOTAL INFORMATION TECHNOLOGY		70,154,112
MATERIALS - 4.4%
Chemicals - 3.3%
Albemarle Corp.	200,000	9,552,000
Celanese Corp. Class A	131,800	5,530,328
CF Industries Holdings, Inc.	101,000	8,877,900
Chemtura Corp.	1,412,200	13,161,704
Lubrizol Corp.	139,500	9,469,260
Nalco Holding Co.	468,900	11,656,854
		58,248,046
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	151,900	8,863,365
United States Steel Corp.	99,400	10,725,260
		19,588,625
TOTAL MATERIALS		77,836,671
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	1,406,662	58,784,405
Embarq Corp.	151,500	8,017,380
Qwest Communications International, Inc. (a)	857,000	6,153,260
Verizon Communications, Inc.	660,700	30,438,449
		103,393,494
UTILITIES - 6.2%
Electric Utilities - 1.4%
Entergy Corp.	121,900	14,612,153
PPL Corp.	201,300	10,407,210
		25,019,363
Gas Utilities - 1.2%
Energen Corp.	315,000	20,160,000
Independent Power Producers & Energy Traders - 2.7%
Constellation Energy Group, Inc.	109,200	10,341,240
Mirant Corp. (a)	434,000	18,384,240
NRG Energy, Inc. (a)	413,900	18,898,674
		47,624,154
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	155,700	14,884,920
TOTAL UTILITIES		107,688,437
TOTAL COMMON STOCKS (Cost $1,570,848,922)		1,746,971,984
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	8,136,457	$ 8,136,457
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	38,707,050	38,707,050
TOTAL MONEY MARKET FUNDS (Cost $46,843,507)		46,843,507
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,617,692,429)	1,793,815,491
NET OTHER ASSETS - (2.3)%	(39,710,488)
NET ASSETS - 100%	$ 1,754,105,003
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 529,357
Fidelity Securities Lending Cash Central Fund	31,082
Total	$ 560,439
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,624,789,756. Net unrealized appreciation aggregated $169,025,735, of which $208,342,605 related to appreciated investment securities and $39,316,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap
Value Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

ALCV-QTLY-1207

1.859111.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 1.6%
General Motors Corp.	692,201	$ 27,127,357
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	672,200	40,130,340
Household Durables - 0.4%
Whirlpool Corp.	92,300	7,308,314
Media - 1.8%
The Walt Disney Co.	890,400	30,834,552
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B (d)	408,700	27,080,462
TOTAL CONSUMER DISCRETIONARY		132,481,025
CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	411,000	23,521,530
Food & Staples Retailing - 2.5%
Kroger Co.	660,900	19,423,851
SUPERVALU, Inc.	607,000	23,521,250
		42,945,101
Food Products - 0.9%
Tyson Foods, Inc. Class A	1,029,700	16,269,260
Household Products - 0.8%
Procter & Gamble Co.	200,500	13,938,760
Tobacco - 2.0%
Altria Group, Inc.	486,100	35,451,273
TOTAL CONSUMER STAPLES		132,125,924
ENERGY - 14.9%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc. (a)	270,000	19,774,800
Pride International, Inc. (a)	463,700	17,110,530
Transocean, Inc. (a)	74,800	8,928,876
		45,814,206
Oil, Gas & Consumable Fuels - 12.3%
Chevron Corp.	215,800	19,747,858
ConocoPhillips	556,300	47,263,248
Exxon Mobil Corp.	763,200	70,206,768
Marathon Oil Corp.	568,700	33,627,231
Tesoro Corp.	382,000	23,122,460
Valero Energy Corp.	310,901	21,896,757
		215,864,322
TOTAL ENERGY		261,678,528
FINANCIALS - 30.8%
Capital Markets - 7.2%
Ameriprise Financial, Inc.	252,200	15,883,556
Bank New York Mellon Corp.	363,200	17,742,320
Goldman Sachs Group, Inc.	168,400	41,749,728

	Shares	Value
Janus Capital Group, Inc. (d)	834,600	$ 28,802,046
Lehman Brothers Holdings, Inc.	350,700	22,213,338
		126,390,988
Commercial Banks - 2.5%
Colonial Bancgroup, Inc.	495,200	9,497,936
Wells Fargo & Co.	994,200	33,812,742
		43,310,678
Consumer Finance - 0.6%
Discover Financial Services	534,600	10,317,780
Diversified Financial Services - 7.4%
Bank of America Corp.	1,071,800	51,746,504
Citigroup, Inc.	755,060	31,637,014
JPMorgan Chase & Co.	984,300	46,262,100
		129,645,618
Insurance - 10.1%
ACE Ltd.	358,600	21,734,746
American International Group, Inc.	867,200	54,737,664
Axis Capital Holdings Ltd.	307,100	12,204,154
CNA Financial Corp.	119,300	4,727,859
Everest Re Group Ltd.	110,400	11,762,016
MetLife, Inc.	286,860	19,750,311
PartnerRe Ltd.	231,700	19,289,025
Prudential Financial, Inc.	334,400	32,343,168
		176,548,943
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	873,900	14,934,951
Colonial Properties Trust (SBI)	44,400	1,391,052
		16,326,003
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	512,700	29,244,408
Hudson City Bancorp, Inc.	532,100	8,332,686
		37,577,094
TOTAL FINANCIALS		540,117,104
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	144,400	8,665,444
Kinetic Concepts, Inc. (a)	147,700	8,876,770
		17,542,214
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (a)	70,900	4,473,790
Health Net, Inc. (a)	300,000	16,083,000
Humana, Inc. (a)	122,500	9,181,375
Medco Health Solutions, Inc. (a)	141,900	13,392,522
		43,130,687
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)	222,200	12,887,600
PerkinElmer, Inc.	316,100	8,699,072
		21,586,672
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.6%
Johnson & Johnson	152,100	$ 9,912,357
Merck & Co., Inc.	250,300	14,582,478
Pfizer, Inc.	523,300	12,878,413
Schering-Plough Corp.	290,900	8,878,268
		46,251,516
TOTAL HEALTH CARE		128,511,089
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	118,900	10,815,144
Honeywell International, Inc.	170,000	10,269,700
Northrop Grumman Corp.	179,600	15,018,152
Raytheon Co.	187,600	11,933,236
		48,036,232
Airlines - 0.8%
UAL Corp. (a)	287,800	13,785,620
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	820,000	10,364,800
Construction & Engineering - 0.7%
KBR, Inc.	282,900	12,130,752
Industrial Conglomerates - 4.3%
General Electric Co.	1,485,200	61,130,832
McDermott International, Inc. (a)	226,100	13,805,666
		74,936,498
Machinery - 1.5%
Cummins, Inc.	128,400	15,402,864
Terex Corp. (a)	142,400	10,568,928
		25,971,792
Road & Rail - 0.4%
YRC Worldwide, Inc. (a)	315,700	7,759,906
TOTAL INDUSTRIALS		192,985,600
INFORMATION TECHNOLOGY - 4.0%
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	252,900	13,069,872
International Business Machines Corp.	137,000	15,908,440
Western Digital Corp. (a)	351,200	9,103,104
		38,081,416
Electronic Equipment & Instruments - 0.5%
Avnet, Inc. (a)	214,200	8,936,424

	Shares	Value
IT Services - 0.8%
Computer Sciences Corp. (a)	241,400	$ 14,095,346
Software - 0.5%
Oracle Corp. (a)	407,800	9,040,926
TOTAL INFORMATION TECHNOLOGY		70,154,112
MATERIALS - 4.4%
Chemicals - 3.3%
Albemarle Corp.	200,000	9,552,000
Celanese Corp. Class A	131,800	5,530,328
CF Industries Holdings, Inc.	101,000	8,877,900
Chemtura Corp.	1,412,200	13,161,704
Lubrizol Corp.	139,500	9,469,260
Nalco Holding Co.	468,900	11,656,854
		58,248,046
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	151,900	8,863,365
United States Steel Corp.	99,400	10,725,260
		19,588,625
TOTAL MATERIALS		77,836,671
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	1,406,662	58,784,405
Embarq Corp.	151,500	8,017,380
Qwest Communications International, Inc. (a)	857,000	6,153,260
Verizon Communications, Inc.	660,700	30,438,449
		103,393,494
UTILITIES - 6.2%
Electric Utilities - 1.4%
Entergy Corp.	121,900	14,612,153
PPL Corp.	201,300	10,407,210
		25,019,363
Gas Utilities - 1.2%
Energen Corp.	315,000	20,160,000
Independent Power Producers & Energy Traders - 2.7%
Constellation Energy Group, Inc.	109,200	10,341,240
Mirant Corp. (a)	434,000	18,384,240
NRG Energy, Inc. (a)	413,900	18,898,674
		47,624,154
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	155,700	14,884,920
TOTAL UTILITIES		107,688,437
TOTAL COMMON STOCKS (Cost $1,570,848,922)		1,746,971,984
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	8,136,457	$ 8,136,457
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	38,707,050	38,707,050
TOTAL MONEY MARKET FUNDS (Cost $46,843,507)		46,843,507
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,617,692,429)	1,793,815,491
NET OTHER ASSETS - (2.3)%	(39,710,488)
NET ASSETS - 100%	$ 1,754,105,003
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 529,357
Fidelity Securities Lending Cash Central Fund	31,082
Total	$ 560,439
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,624,789,756. Net unrealized appreciation aggregated $169,025,735, of which $208,342,605 related to appreciated investment securities and $39,316,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

October 31, 2007

MCG-QTLY-1207

1.809081.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 0.4%
Corinthian Colleges, Inc. (a)	96,000	$ 1,573,440
Hotels, Restaurants & Leisure - 1.4%
Burger King Holdings, Inc.	159,189	4,208,957
Darden Restaurants, Inc.	6,100	262,300
Gaylord Entertainment Co. (a)	19,700	1,073,256
Starwood Hotels & Resorts Worldwide, Inc.	6,900	392,334
		5,936,847
Household Durables - 1.8%
Whirlpool Corp.	99,000	7,838,820
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	13,700	447,442
Media - 3.9%
Cablevision Systems Corp. - NY Group Class A (a)	6,000	175,980
Discovery Holding Co. Class A (a)	304,300	8,675,593
E.W. Scripps Co. Class A	19,100	859,691
EchoStar Communications Corp. Class A (a)	16,757	820,423
R.H. Donnelley Corp. (a)	109,400	6,000,590
		16,532,277
Multiline Retail - 0.1%
Family Dollar Stores, Inc.	12,100	306,735
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	6,600	522,720
Advance Auto Parts, Inc.	187,600	6,400,912
AutoZone, Inc. (a)	17,600	2,189,616
Gamestop Corp. Class A (a)	109,200	6,466,824
OfficeMax, Inc.	49,800	1,576,170
Ross Stores, Inc.	16,200	437,724
		17,593,966
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc. (a)	210,500	7,695,880
TOTAL CONSUMER DISCRETIONARY		57,925,407
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	17,800	946,604
Food Products - 1.4%
Campbell Soup Co.	22,200	820,956
Corn Products International, Inc.	35,400	1,505,916
McCormick & Co., Inc. (non-vtg.)	83,100	2,910,993
Seaboard Corp.	480	783,360
		6,021,225
Personal Products - 0.7%
Alberto-Culver Co. (d)	111,700	2,903,083
TOTAL CONSUMER STAPLES		9,870,912

	Shares	Value
ENERGY - 10.8%
Energy Equipment & Services - 6.2%
Cameron International Corp. (a)	20,500	$ 1,995,880
Diamond Offshore Drilling, Inc.	60,000	6,793,800
ENSCO International, Inc. (d)	66,300	3,678,987
Grant Prideco, Inc. (a)	8,500	417,860
National Oilwell Varco, Inc. (a)	129,620	9,493,369
Smith International, Inc.	15,400	1,017,170
Tidewater, Inc.	8,100	442,827
Transocean, Inc. (a)	20,100	2,399,337
		26,239,230
Oil, Gas & Consumable Fuels - 4.6%
Frontier Oil Corp.	123,500	5,655,065
Holly Corp.	81,101	5,093,143
Southwestern Energy Co. (a)	59,800	3,093,454
Tesoro Corp.	22,400	1,355,872
Western Refining, Inc.	113,660	4,169,049
		19,366,583
TOTAL ENERGY		45,605,813
FINANCIALS - 6.7%
Capital Markets - 3.1%
MF Global Ltd.	136,700	4,040,852
Northern Trust Corp. (d)	84,200	6,332,682
SEI Investments Co.	86,700	2,741,454
		13,114,988
Insurance - 2.5%
Assurant, Inc.	35,200	2,057,088
CNA Financial Corp.	73,380	2,908,049
HCC Insurance Holdings, Inc.	73,602	2,199,964
Philadelphia Consolidated Holdings Corp. (a)	2,000	81,600
The Chubb Corp.	64,000	3,414,400
		10,661,101
Thrifts & Mortgage Finance - 1.1%
People's United Financial, Inc.	239,600	4,260,088
Provident Financial Services, Inc.	5,900	93,456
		4,353,544
TOTAL FINANCIALS		28,129,633
HEALTH CARE - 12.1%
Biotechnology - 3.7%
Amylin Pharmaceuticals, Inc. (a)(d)	53,807	2,422,391
Cephalon, Inc. (a)	21,600	1,592,784
Gilead Sciences, Inc. (a)	109,562	5,060,669
Theravance, Inc. (a)	259,300	6,487,686
		15,563,530
Health Care Equipment & Supplies - 0.5%
Immucor, Inc. (a)	66,200	2,134,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.4%
Coventry Health Care, Inc. (a)	7,100	$ 428,201
Express Scripts, Inc. (a)	28,400	1,792,040
Health Net, Inc. (a)	45,200	2,423,172
Henry Schein, Inc. (a)	5,473	327,833
McKesson Corp.	14,900	984,890
Pediatrix Medical Group, Inc. (a)	61,787	4,047,049
Wellcare Health Plans, Inc. (a)	2,000	48,380
		10,051,565
Life Sciences Tools & Services - 5.5%
Charles River Laboratories International, Inc. (a)	58,800	3,410,400
Pharmaceutical Product Development, Inc.	180,500	7,624,320
Thermo Fisher Scientific, Inc. (a)	132,870	7,814,085
Waters Corp. (a)	54,200	4,172,316
		23,021,121
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	196,310
TOTAL HEALTH CARE		50,967,476
INDUSTRIALS - 17.6%
Aerospace & Defense - 3.0%
BE Aerospace, Inc. (a)	232,844	11,574,675
Spirit AeroSystems Holdings, Inc. Class A	33,800	1,173,536
		12,748,211
Airlines - 5.1%
AMR Corp. (a)	411,900	9,885,600
Continental Airlines, Inc. Class B (a)	144,900	4,977,315
US Airways Group, Inc. (a)(d)	232,200	6,422,652
		21,285,567
Construction & Engineering - 1.6%
Fluor Corp.	22,000	3,476,000
Foster Wheeler Ltd. (a)	22,300	3,305,975
		6,781,975
Electrical Equipment - 4.7%
Energy Conversion Devices, Inc. (a)(d)	167,020	4,557,976
General Cable Corp. (a)(d)	100,700	7,249,393
Sunpower Corp. Class A (a)(d)	62,000	7,840,520
		19,647,889
Machinery - 3.2%
AGCO Corp. (a)	45,200	2,697,536
Manitowoc Co., Inc.	182,700	8,999,802
Terex Corp. (a)	24,600	1,825,812
		13,523,150
TOTAL INDUSTRIALS		73,986,792

	Shares	Value
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.8%
Ciena Corp. (a)	38,100	$ 1,823,466
CommScope, Inc. (a)	15,100	712,267
Foundry Networks, Inc. (a)	81,800	1,729,252
Harris Corp.	23,700	1,435,272
Polycom, Inc. (a)	364,200	10,190,316
		15,890,573
Computers & Peripherals - 6.1%
Apple, Inc. (a)	14,800	2,811,260
Brocade Communications Systems, Inc. (a)	739,402	7,031,713
Diebold, Inc.	94,144	3,938,985
Seagate Technology	64,300	1,790,112
Sun Microsystems, Inc. (a)	570,700	3,258,697
Western Digital Corp. (a)	266,800	6,915,456
		25,746,223
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	11,200	412,720
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	165,000	6,840,900
Mastercard, Inc. Class A	13,500	2,558,925
VeriFone Holdings, Inc. (a)(d)	14,500	716,735
		10,116,560
Semiconductors & Semiconductor Equipment - 6.6%
Broadcom Corp. Class A (a)	27,100	882,105
Cymer, Inc. (a)(d)	82,472	3,505,060
Cypress Semiconductor Corp. (a)	62,200	2,273,410
FormFactor, Inc. (a)	30,300	1,185,033
Integrated Device Technology, Inc. (a)	17,600	236,368
Lam Research Corp. (a)	41,700	2,093,340
Marvell Technology Group Ltd. (a)	193,780	3,493,853
MEMC Electronic Materials, Inc. (a)(d)	134,700	9,862,734
NVIDIA Corp. (a)	112,400	3,976,712
Xilinx, Inc.	16,700	407,480
		27,916,095
Software - 1.5%
Cadence Design Systems, Inc. (a)	98,200	1,924,720
Nuance Communications, Inc. (a)	111,900	2,474,109
Take-Two Interactive Software, Inc. (a)(d)	99,350	1,865,793
		6,264,622
TOTAL INFORMATION TECHNOLOGY		86,346,793
MATERIALS - 6.4%
Construction Materials - 0.6%
Martin Marietta Materials, Inc. (d)	17,800	2,302,430
Metals & Mining - 5.8%
Allegheny Technologies, Inc. (d)	114,742	11,723,189
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	67,300	$ 4,173,946
RTI International Metals, Inc. (a)(d)	111,540	8,720,197
		24,617,332
TOTAL MATERIALS		26,919,762
TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
American Tower Corp. Class A (a)	158,705	7,011,587
NII Holdings, Inc. (a)	84,791	4,917,878
		11,929,465
UTILITIES - 2.7%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	22,700	1,376,982
PPL Corp.	56,100	2,900,370
		4,277,352
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	102,200	2,188,102
Constellation Energy Group, Inc.	51,400	4,867,580
		7,055,682
TOTAL UTILITIES		11,333,034
TOTAL COMMON STOCKS (Cost $362,548,205)		403,015,087
Money Market Funds - 15.1%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	15,496,482	$ 15,496,482
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	48,285,422	48,285,422
TOTAL MONEY MARKET FUNDS (Cost $63,781,904)		63,781,904
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $426,330,109)	466,796,991
NET OTHER ASSETS - (10.7)%	(45,018,099)
NET ASSETS - 100%	$ 421,778,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 305,399
Fidelity Securities Lending Cash Central Fund	237,350
Total	$ 542,749
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $427,597,144. Net unrealized appreciation aggregated $39,199,847, of which $60,330,075 related to appreciated investment securities and $21,130,228 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AMCG-QTLY-1207

1.859112.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 0.4%
Corinthian Colleges, Inc. (a)	96,000	$ 1,573,440
Hotels, Restaurants & Leisure - 1.4%
Burger King Holdings, Inc.	159,189	4,208,957
Darden Restaurants, Inc.	6,100	262,300
Gaylord Entertainment Co. (a)	19,700	1,073,256
Starwood Hotels & Resorts Worldwide, Inc.	6,900	392,334
		5,936,847
Household Durables - 1.8%
Whirlpool Corp.	99,000	7,838,820
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	13,700	447,442
Media - 3.9%
Cablevision Systems Corp. - NY Group Class A (a)	6,000	175,980
Discovery Holding Co. Class A (a)	304,300	8,675,593
E.W. Scripps Co. Class A	19,100	859,691
EchoStar Communications Corp. Class A (a)	16,757	820,423
R.H. Donnelley Corp. (a)	109,400	6,000,590
		16,532,277
Multiline Retail - 0.1%
Family Dollar Stores, Inc.	12,100	306,735
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	6,600	522,720
Advance Auto Parts, Inc.	187,600	6,400,912
AutoZone, Inc. (a)	17,600	2,189,616
Gamestop Corp. Class A (a)	109,200	6,466,824
OfficeMax, Inc.	49,800	1,576,170
Ross Stores, Inc.	16,200	437,724
		17,593,966
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc. (a)	210,500	7,695,880
TOTAL CONSUMER DISCRETIONARY		57,925,407
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	17,800	946,604
Food Products - 1.4%
Campbell Soup Co.	22,200	820,956
Corn Products International, Inc.	35,400	1,505,916
McCormick & Co., Inc. (non-vtg.)	83,100	2,910,993
Seaboard Corp.	480	783,360
		6,021,225
Personal Products - 0.7%
Alberto-Culver Co. (d)	111,700	2,903,083
TOTAL CONSUMER STAPLES		9,870,912

	Shares	Value
ENERGY - 10.8%
Energy Equipment & Services - 6.2%
Cameron International Corp. (a)	20,500	$ 1,995,880
Diamond Offshore Drilling, Inc.	60,000	6,793,800
ENSCO International, Inc. (d)	66,300	3,678,987
Grant Prideco, Inc. (a)	8,500	417,860
National Oilwell Varco, Inc. (a)	129,620	9,493,369
Smith International, Inc.	15,400	1,017,170
Tidewater, Inc.	8,100	442,827
Transocean, Inc. (a)	20,100	2,399,337
		26,239,230
Oil, Gas & Consumable Fuels - 4.6%
Frontier Oil Corp.	123,500	5,655,065
Holly Corp.	81,101	5,093,143
Southwestern Energy Co. (a)	59,800	3,093,454
Tesoro Corp.	22,400	1,355,872
Western Refining, Inc.	113,660	4,169,049
		19,366,583
TOTAL ENERGY		45,605,813
FINANCIALS - 6.7%
Capital Markets - 3.1%
MF Global Ltd.	136,700	4,040,852
Northern Trust Corp. (d)	84,200	6,332,682
SEI Investments Co.	86,700	2,741,454
		13,114,988
Insurance - 2.5%
Assurant, Inc.	35,200	2,057,088
CNA Financial Corp.	73,380	2,908,049
HCC Insurance Holdings, Inc.	73,602	2,199,964
Philadelphia Consolidated Holdings Corp. (a)	2,000	81,600
The Chubb Corp.	64,000	3,414,400
		10,661,101
Thrifts & Mortgage Finance - 1.1%
People's United Financial, Inc.	239,600	4,260,088
Provident Financial Services, Inc.	5,900	93,456
		4,353,544
TOTAL FINANCIALS		28,129,633
HEALTH CARE - 12.1%
Biotechnology - 3.7%
Amylin Pharmaceuticals, Inc. (a)(d)	53,807	2,422,391
Cephalon, Inc. (a)	21,600	1,592,784
Gilead Sciences, Inc. (a)	109,562	5,060,669
Theravance, Inc. (a)	259,300	6,487,686
		15,563,530
Health Care Equipment & Supplies - 0.5%
Immucor, Inc. (a)	66,200	2,134,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.4%
Coventry Health Care, Inc. (a)	7,100	$ 428,201
Express Scripts, Inc. (a)	28,400	1,792,040
Health Net, Inc. (a)	45,200	2,423,172
Henry Schein, Inc. (a)	5,473	327,833
McKesson Corp.	14,900	984,890
Pediatrix Medical Group, Inc. (a)	61,787	4,047,049
Wellcare Health Plans, Inc. (a)	2,000	48,380
		10,051,565
Life Sciences Tools & Services - 5.5%
Charles River Laboratories International, Inc. (a)	58,800	3,410,400
Pharmaceutical Product Development, Inc.	180,500	7,624,320
Thermo Fisher Scientific, Inc. (a)	132,870	7,814,085
Waters Corp. (a)	54,200	4,172,316
		23,021,121
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	196,310
TOTAL HEALTH CARE		50,967,476
INDUSTRIALS - 17.6%
Aerospace & Defense - 3.0%
BE Aerospace, Inc. (a)	232,844	11,574,675
Spirit AeroSystems Holdings, Inc. Class A	33,800	1,173,536
		12,748,211
Airlines - 5.1%
AMR Corp. (a)	411,900	9,885,600
Continental Airlines, Inc. Class B (a)	144,900	4,977,315
US Airways Group, Inc. (a)(d)	232,200	6,422,652
		21,285,567
Construction & Engineering - 1.6%
Fluor Corp.	22,000	3,476,000
Foster Wheeler Ltd. (a)	22,300	3,305,975
		6,781,975
Electrical Equipment - 4.7%
Energy Conversion Devices, Inc. (a)(d)	167,020	4,557,976
General Cable Corp. (a)(d)	100,700	7,249,393
Sunpower Corp. Class A (a)(d)	62,000	7,840,520
		19,647,889
Machinery - 3.2%
AGCO Corp. (a)	45,200	2,697,536
Manitowoc Co., Inc.	182,700	8,999,802
Terex Corp. (a)	24,600	1,825,812
		13,523,150
TOTAL INDUSTRIALS		73,986,792

	Shares	Value
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.8%
Ciena Corp. (a)	38,100	$ 1,823,466
CommScope, Inc. (a)	15,100	712,267
Foundry Networks, Inc. (a)	81,800	1,729,252
Harris Corp.	23,700	1,435,272
Polycom, Inc. (a)	364,200	10,190,316
		15,890,573
Computers & Peripherals - 6.1%
Apple, Inc. (a)	14,800	2,811,260
Brocade Communications Systems, Inc. (a)	739,402	7,031,713
Diebold, Inc.	94,144	3,938,985
Seagate Technology	64,300	1,790,112
Sun Microsystems, Inc. (a)	570,700	3,258,697
Western Digital Corp. (a)	266,800	6,915,456
		25,746,223
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	11,200	412,720
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	165,000	6,840,900
Mastercard, Inc. Class A	13,500	2,558,925
VeriFone Holdings, Inc. (a)(d)	14,500	716,735
		10,116,560
Semiconductors & Semiconductor Equipment - 6.6%
Broadcom Corp. Class A (a)	27,100	882,105
Cymer, Inc. (a)(d)	82,472	3,505,060
Cypress Semiconductor Corp. (a)	62,200	2,273,410
FormFactor, Inc. (a)	30,300	1,185,033
Integrated Device Technology, Inc. (a)	17,600	236,368
Lam Research Corp. (a)	41,700	2,093,340
Marvell Technology Group Ltd. (a)	193,780	3,493,853
MEMC Electronic Materials, Inc. (a)(d)	134,700	9,862,734
NVIDIA Corp. (a)	112,400	3,976,712
Xilinx, Inc.	16,700	407,480
		27,916,095
Software - 1.5%
Cadence Design Systems, Inc. (a)	98,200	1,924,720
Nuance Communications, Inc. (a)	111,900	2,474,109
Take-Two Interactive Software, Inc. (a)(d)	99,350	1,865,793
		6,264,622
TOTAL INFORMATION TECHNOLOGY		86,346,793
MATERIALS - 6.4%
Construction Materials - 0.6%
Martin Marietta Materials, Inc. (d)	17,800	2,302,430
Metals & Mining - 5.8%
Allegheny Technologies, Inc. (d)	114,742	11,723,189
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	67,300	$ 4,173,946
RTI International Metals, Inc. (a)(d)	111,540	8,720,197
		24,617,332
TOTAL MATERIALS		26,919,762
TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
American Tower Corp. Class A (a)	158,705	7,011,587
NII Holdings, Inc. (a)	84,791	4,917,878
		11,929,465
UTILITIES - 2.7%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	22,700	1,376,982
PPL Corp.	56,100	2,900,370
		4,277,352
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	102,200	2,188,102
Constellation Energy Group, Inc.	51,400	4,867,580
		7,055,682
TOTAL UTILITIES		11,333,034
TOTAL COMMON STOCKS (Cost $362,548,205)		403,015,087
Money Market Funds - 15.1%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	15,496,482	$ 15,496,482
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	48,285,422	48,285,422
TOTAL MONEY MARKET FUNDS (Cost $63,781,904)		63,781,904
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $426,330,109)	466,796,991
NET OTHER ASSETS - (10.7)%	(45,018,099)
NET ASSETS - 100%	$ 421,778,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 305,399
Fidelity Securities Lending Cash Central Fund	237,350
Total	$ 542,749
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $427,597,144. Net unrealized appreciation aggregated $39,199,847, of which $60,330,075 related to appreciated investment securities and $21,130,228 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

October 31, 2007

MCV-QTLY-1207

1.809074.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 2.1%
The Goodyear Tire & Rubber Co. (a)	342,500	$ 10,326,375
TRW Automotive Holdings Corp. (a)	317,600	9,429,544
		19,755,919
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	153,900	12,198,114
ITT Educational Services, Inc. (a)	37,500	4,769,625
		16,967,739
Hotels, Restaurants & Leisure - 1.5%
Burger King Holdings, Inc.	269,400	7,122,936
Yum! Brands, Inc.	175,600	7,071,412
		14,194,348
Household Durables - 1.0%
Whirlpool Corp.	112,900	8,939,422
Internet & Catalog Retail - 1.4%
Expedia, Inc. (a)(d)	386,200	12,613,292
Media - 0.7%
E.W. Scripps Co. Class A	146,700	6,602,967
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	114,400	9,060,480
AutoZone, Inc. (a)	78,100	9,716,421
Ross Stores, Inc.	262,600	7,095,452
Sherwin-Williams Co.	69,100	4,416,872
		30,289,225
Textiles, Apparel & Luxury Goods - 1.0%
Phillips-Van Heusen Corp.	200,900	9,603,020
TOTAL CONSUMER DISCRETIONARY		118,965,932
CONSUMER STAPLES - 6.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	222,700	12,745,121
Food & Staples Retailing - 2.6%
Kroger Co.	333,000	9,786,870
SUPERVALU, Inc.	374,700	14,519,625
		24,306,495
Food Products - 1.8%
Smithfield Foods, Inc. (a)	208,100	5,966,227
Tyson Foods, Inc. Class A	656,200	10,367,960
		16,334,187
Household Products - 0.5%
Energizer Holdings, Inc. (a)	48,800	5,089,840
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	110,400	4,846,560
TOTAL CONSUMER STAPLES		63,322,203

	Shares	Value
ENERGY - 7.4%
Energy Equipment & Services - 3.0%
Global Industries Ltd. (a)	200,500	$ 4,936,310
National Oilwell Varco, Inc. (a)	155,900	11,418,116
Pride International, Inc. (a)	318,100	11,737,890
		28,092,316
Oil, Gas & Consumable Fuels - 4.4%
Chesapeake Energy Corp.	157,500	6,218,100
Frontier Oil Corp.	246,400	11,282,656
Sunoco, Inc.	153,600	11,304,960
Tesoro Corp.	193,000	11,682,290
		40,488,006
TOTAL ENERGY		68,580,322
FINANCIALS - 29.0%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	260,000	16,374,800
Janus Capital Group, Inc. (d)	439,300	15,160,243
		31,535,043
Commercial Banks - 3.7%
Associated Banc-Corp.	305,700	8,822,502
BOK Financial Corp.	143,995	7,853,487
Colonial Bancgroup, Inc.	552,000	10,587,360
East West Bancorp, Inc.	204,800	6,909,952
		34,173,301
Insurance - 14.3%
ACE Ltd.	161,800	9,806,698
Allied World Assurance Co. Holdings Ltd.	277,600	13,299,816
AMBAC Financial Group, Inc. (d)	154,400	5,686,552
Aon Corp. (d)	247,000	11,194,040
Assurant, Inc.	144,700	8,456,268
Axis Capital Holdings Ltd.	375,500	14,922,370
CNA Financial Corp.	198,400	7,862,592
Endurance Specialty Holdings Ltd.	306,100	12,002,181
Everest Re Group Ltd.	137,800	14,681,212
PartnerRe Ltd.	170,000	14,152,500
RenaissanceRe Holdings Ltd.	197,800	11,539,652
The Chubb Corp. (d)	172,760	9,216,746
		132,820,627
Real Estate Investment Trusts - 6.0%
Annaly Capital Management, Inc.	890,700	15,222,063
BRE Properties, Inc. Class A (d)	112,100	6,143,080
Colonial Properties Trust (SBI) (d)	62,600	1,961,258
Kilroy Realty Corp.	110,700	7,199,928
Kimco Realty Corp.	161,000	6,684,720
ProLogis Trust	178,700	12,819,938
Taubman Centers, Inc.	102,000	6,004,740
		56,035,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.6%
Hudson City Bancorp, Inc. (d)	746,600	$ 11,691,756
Radian Group, Inc.	231,400	2,913,326
		14,605,082
TOTAL FINANCIALS		269,169,780
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.3%
Kinetic Concepts, Inc. (a)(d)	44,000	2,644,400
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	60,700	3,830,170
Health Net, Inc. (a)	66,400	3,559,704
Humana, Inc. (a)	53,700	4,024,815
		11,414,689
Health Care Technology - 0.4%
Health Corp. (a)	264,200	3,727,862
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	82,000	4,756,000
PerkinElmer, Inc.	32,900	905,408
		5,661,408
Pharmaceuticals - 0.4%
Endo Pharmaceuticals Holdings, Inc. (a)	117,600	3,445,680
TOTAL HEALTH CARE		26,894,039
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.7%
DRS Technologies, Inc.	115,900	6,657,296
Precision Castparts Corp.	63,700	9,542,897
		16,200,193
Airlines - 1.1%
UAL Corp. (a)	219,300	10,504,470
Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	306,700	3,876,688
Construction & Engineering - 1.4%
KBR, Inc.	302,200	12,958,336
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	77,100	4,707,726
Machinery - 3.9%
Cummins, Inc.	82,900	9,944,684
Ingersoll-Rand Co. Ltd. Class A	259,500	13,065,825
Pall Corp.	121,300	4,860,491
Terex Corp. (a)	106,200	7,882,164
		35,753,164

	Shares	Value
Road & Rail - 1.3%
Hertz Global Holdings, Inc.	161,800	$ 3,507,824
YRC Worldwide, Inc. (a)(d)	330,000	8,111,400
		11,619,224
TOTAL INDUSTRIALS		95,619,801
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.5%
Harris Corp.	79,700	4,826,632
Computers & Peripherals - 2.1%
NCR Corp. (a)	346,400	9,557,176
Western Digital Corp. (a)	387,700	10,049,184
		19,606,360
Electronic Equipment & Instruments - 1.9%
Avnet, Inc. (a)	204,800	8,544,256
Jabil Circuit, Inc.	402,600	8,748,498
		17,292,754
IT Services - 1.4%
Computer Sciences Corp. (a)	223,200	13,032,648
Semiconductors & Semiconductor Equipment - 0.9%
Varian Semiconductor Equipment Associates, Inc. (a)	188,900	8,693,178
Software - 0.9%
McAfee, Inc. (a)	197,400	8,162,490
TOTAL INFORMATION TECHNOLOGY		71,614,062
MATERIALS - 7.3%
Chemicals - 4.1%
Albemarle Corp.	100,900	4,818,984
Celanese Corp. Class A	262,400	11,010,304
CF Industries Holdings, Inc.	62,800	5,520,120
Chemtura Corp.	627,900	5,852,028
Lubrizol Corp.	94,500	6,414,660
Nalco Holding Co.	160,700	3,995,002
		37,611,098
Containers & Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	517,800	6,270,558
Metals & Mining - 2.5%
Reliance Steel & Aluminum Co.	108,800	6,348,480
Steel Dynamics, Inc.	118,800	6,322,536
United States Steel Corp. (d)	100,700	10,865,530
		23,536,546
TOTAL MATERIALS		67,418,202
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Embarq Corp.	129,800	$ 6,869,016
Qwest Communications International, Inc. (a)	1,158,500	8,318,030
		15,187,046
UTILITIES - 13.8%
Electric Utilities - 4.7%
Allegheny Energy, Inc.	257,600	15,626,016
Edison International	324,300	18,858,045
Reliant Energy, Inc. (a)	341,600	9,400,832
		43,884,893
Gas Utilities - 1.4%
Energen Corp.	195,800	12,531,200
Independent Power Producers & Energy Traders - 6.4%
AES Corp. (a)	19,000	406,790
Constellation Energy Group, Inc.	129,300	12,244,710
Dynegy, Inc. Class A (a)	1,652,000	15,214,920
Mirant Corp. (a)	373,300	15,812,988
NRG Energy, Inc. (a)(d)	349,300	15,949,038
		59,628,446
Multi-Utilities - 1.3%
CMS Energy Corp. (d)	689,700	11,704,209
TOTAL UTILITIES		127,748,748
TOTAL COMMON STOCKS (Cost $855,434,628)		924,520,135
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	16,346,825	$ 16,346,825
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	65,441,850	65,441,850
TOTAL MONEY MARKET FUNDS (Cost $81,788,675)		81,788,675
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $937,223,303)	1,006,308,810
NET OTHER ASSETS - (8.4)%	(77,604,993)
NET ASSETS - 100%	$ 928,703,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 334,468
Fidelity Securities Lending Cash Central Fund	66,556
Total	$ 401,024
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $937,931,736. Net unrealized appreciation aggregated $68,377,074, of which $99,938,476 related to appreciated investment securities and $31,561,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

AMCV-QTLY-1207

1.859109.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 2.1%
The Goodyear Tire & Rubber Co. (a)	342,500	$ 10,326,375
TRW Automotive Holdings Corp. (a)	317,600	9,429,544
		19,755,919
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	153,900	12,198,114
ITT Educational Services, Inc. (a)	37,500	4,769,625
		16,967,739
Hotels, Restaurants & Leisure - 1.5%
Burger King Holdings, Inc.	269,400	7,122,936
Yum! Brands, Inc.	175,600	7,071,412
		14,194,348
Household Durables - 1.0%
Whirlpool Corp.	112,900	8,939,422
Internet & Catalog Retail - 1.4%
Expedia, Inc. (a)(d)	386,200	12,613,292
Media - 0.7%
E.W. Scripps Co. Class A	146,700	6,602,967
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	114,400	9,060,480
AutoZone, Inc. (a)	78,100	9,716,421
Ross Stores, Inc.	262,600	7,095,452
Sherwin-Williams Co.	69,100	4,416,872
		30,289,225
Textiles, Apparel & Luxury Goods - 1.0%
Phillips-Van Heusen Corp.	200,900	9,603,020
TOTAL CONSUMER DISCRETIONARY		118,965,932
CONSUMER STAPLES - 6.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	222,700	12,745,121
Food & Staples Retailing - 2.6%
Kroger Co.	333,000	9,786,870
SUPERVALU, Inc.	374,700	14,519,625
		24,306,495
Food Products - 1.8%
Smithfield Foods, Inc. (a)	208,100	5,966,227
Tyson Foods, Inc. Class A	656,200	10,367,960
		16,334,187
Household Products - 0.5%
Energizer Holdings, Inc. (a)	48,800	5,089,840
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	110,400	4,846,560
TOTAL CONSUMER STAPLES		63,322,203

	Shares	Value
ENERGY - 7.4%
Energy Equipment & Services - 3.0%
Global Industries Ltd. (a)	200,500	$ 4,936,310
National Oilwell Varco, Inc. (a)	155,900	11,418,116
Pride International, Inc. (a)	318,100	11,737,890
		28,092,316
Oil, Gas & Consumable Fuels - 4.4%
Chesapeake Energy Corp.	157,500	6,218,100
Frontier Oil Corp.	246,400	11,282,656
Sunoco, Inc.	153,600	11,304,960
Tesoro Corp.	193,000	11,682,290
		40,488,006
TOTAL ENERGY		68,580,322
FINANCIALS - 29.0%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	260,000	16,374,800
Janus Capital Group, Inc. (d)	439,300	15,160,243
		31,535,043
Commercial Banks - 3.7%
Associated Banc-Corp.	305,700	8,822,502
BOK Financial Corp.	143,995	7,853,487
Colonial Bancgroup, Inc.	552,000	10,587,360
East West Bancorp, Inc.	204,800	6,909,952
		34,173,301
Insurance - 14.3%
ACE Ltd.	161,800	9,806,698
Allied World Assurance Co. Holdings Ltd.	277,600	13,299,816
AMBAC Financial Group, Inc. (d)	154,400	5,686,552
Aon Corp. (d)	247,000	11,194,040
Assurant, Inc.	144,700	8,456,268
Axis Capital Holdings Ltd.	375,500	14,922,370
CNA Financial Corp.	198,400	7,862,592
Endurance Specialty Holdings Ltd.	306,100	12,002,181
Everest Re Group Ltd.	137,800	14,681,212
PartnerRe Ltd.	170,000	14,152,500
RenaissanceRe Holdings Ltd.	197,800	11,539,652
The Chubb Corp. (d)	172,760	9,216,746
		132,820,627
Real Estate Investment Trusts - 6.0%
Annaly Capital Management, Inc.	890,700	15,222,063
BRE Properties, Inc. Class A (d)	112,100	6,143,080
Colonial Properties Trust (SBI) (d)	62,600	1,961,258
Kilroy Realty Corp.	110,700	7,199,928
Kimco Realty Corp.	161,000	6,684,720
ProLogis Trust	178,700	12,819,938
Taubman Centers, Inc.	102,000	6,004,740
		56,035,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.6%
Hudson City Bancorp, Inc. (d)	746,600	$ 11,691,756
Radian Group, Inc.	231,400	2,913,326
		14,605,082
TOTAL FINANCIALS		269,169,780
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.3%
Kinetic Concepts, Inc. (a)(d)	44,000	2,644,400
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	60,700	3,830,170
Health Net, Inc. (a)	66,400	3,559,704
Humana, Inc. (a)	53,700	4,024,815
		11,414,689
Health Care Technology - 0.4%
Health Corp. (a)	264,200	3,727,862
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	82,000	4,756,000
PerkinElmer, Inc.	32,900	905,408
		5,661,408
Pharmaceuticals - 0.4%
Endo Pharmaceuticals Holdings, Inc. (a)	117,600	3,445,680
TOTAL HEALTH CARE		26,894,039
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.7%
DRS Technologies, Inc.	115,900	6,657,296
Precision Castparts Corp.	63,700	9,542,897
		16,200,193
Airlines - 1.1%
UAL Corp. (a)	219,300	10,504,470
Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	306,700	3,876,688
Construction & Engineering - 1.4%
KBR, Inc.	302,200	12,958,336
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	77,100	4,707,726
Machinery - 3.9%
Cummins, Inc.	82,900	9,944,684
Ingersoll-Rand Co. Ltd. Class A	259,500	13,065,825
Pall Corp.	121,300	4,860,491
Terex Corp. (a)	106,200	7,882,164
		35,753,164

	Shares	Value
Road & Rail - 1.3%
Hertz Global Holdings, Inc.	161,800	$ 3,507,824
YRC Worldwide, Inc. (a)(d)	330,000	8,111,400
		11,619,224
TOTAL INDUSTRIALS		95,619,801
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.5%
Harris Corp.	79,700	4,826,632
Computers & Peripherals - 2.1%
NCR Corp. (a)	346,400	9,557,176
Western Digital Corp. (a)	387,700	10,049,184
		19,606,360
Electronic Equipment & Instruments - 1.9%
Avnet, Inc. (a)	204,800	8,544,256
Jabil Circuit, Inc.	402,600	8,748,498
		17,292,754
IT Services - 1.4%
Computer Sciences Corp. (a)	223,200	13,032,648
Semiconductors & Semiconductor Equipment - 0.9%
Varian Semiconductor Equipment Associates, Inc. (a)	188,900	8,693,178
Software - 0.9%
McAfee, Inc. (a)	197,400	8,162,490
TOTAL INFORMATION TECHNOLOGY		71,614,062
MATERIALS - 7.3%
Chemicals - 4.1%
Albemarle Corp.	100,900	4,818,984
Celanese Corp. Class A	262,400	11,010,304
CF Industries Holdings, Inc.	62,800	5,520,120
Chemtura Corp.	627,900	5,852,028
Lubrizol Corp.	94,500	6,414,660
Nalco Holding Co.	160,700	3,995,002
		37,611,098
Containers & Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	517,800	6,270,558
Metals & Mining - 2.5%
Reliance Steel & Aluminum Co.	108,800	6,348,480
Steel Dynamics, Inc.	118,800	6,322,536
United States Steel Corp. (d)	100,700	10,865,530
		23,536,546
TOTAL MATERIALS		67,418,202
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Embarq Corp.	129,800	$ 6,869,016
Qwest Communications International, Inc. (a)	1,158,500	8,318,030
		15,187,046
UTILITIES - 13.8%
Electric Utilities - 4.7%
Allegheny Energy, Inc.	257,600	15,626,016
Edison International	324,300	18,858,045
Reliant Energy, Inc. (a)	341,600	9,400,832
		43,884,893
Gas Utilities - 1.4%
Energen Corp.	195,800	12,531,200
Independent Power Producers & Energy Traders - 6.4%
AES Corp. (a)	19,000	406,790
Constellation Energy Group, Inc.	129,300	12,244,710
Dynegy, Inc. Class A (a)	1,652,000	15,214,920
Mirant Corp. (a)	373,300	15,812,988
NRG Energy, Inc. (a)(d)	349,300	15,949,038
		59,628,446
Multi-Utilities - 1.3%
CMS Energy Corp. (d)	689,700	11,704,209
TOTAL UTILITIES		127,748,748
TOTAL COMMON STOCKS (Cost $855,434,628)		924,520,135
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	16,346,825	$ 16,346,825
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	65,441,850	65,441,850
TOTAL MONEY MARKET FUNDS (Cost $81,788,675)		81,788,675
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $937,223,303)	1,006,308,810
NET OTHER ASSETS - (8.4)%	(77,604,993)
NET ASSETS - 100%	$ 928,703,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 334,468
Fidelity Securities Lending Cash Central Fund	66,556
Total	$ 401,024
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $937,931,736. Net unrealized appreciation aggregated $68,377,074, of which $99,938,476 related to appreciated investment securities and $31,561,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities Fund

October 31, 2007

UIF-QTLY-1207

1.809082.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
Comcast Corp. Class A (a)(d)	1,160,398	$ 24,426
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Spectra Energy Corp.	480,000	12,470
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	308,000	3,083
TELECOMMUNICATION SERVICES - 45.8%
Diversified Telecommunication Services - 42.0%
AT&T, Inc.	8,710,963	364,032
Cincinnati Bell, Inc. (a)	1,034,100	5,605
Embarq Corp.	181,700	9,616
Level 3 Communications, Inc. (a)	2,638,400	7,994
NeuStar, Inc. Class A (a)	74,600	2,551
Qwest Communications International, Inc. (a)	2,077,300	14,915
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	550,600	12,796
Verizon Communications, Inc.	4,191,841	193,118
Windstream Corp.	608,920	8,190
		618,817
Wireless Telecommunication Services - 3.8%
NII Holdings, Inc. (a)	286,700	16,629
Sprint Nextel Corp.	1,671,460	28,582
Telephone & Data Systems, Inc.	150,162	10,481
		55,692
TOTAL TELECOMMUNICATION SERVICES		674,509
UTILITIES - 45.3%
Electric Utilities - 21.3%
Allegheny Energy, Inc.	463,500	28,116
American Electric Power Co., Inc.	807,900	38,949
Edison International	406,700	23,650
Entergy Corp.	268,002	32,125
Exelon Corp.	1,005,809	83,261
FirstEnergy Corp.	386,800	26,960
Great Plains Energy, Inc.	115,500	3,447
Northeast Utilities	187,300	5,774
Pepco Holdings, Inc.	232,000	6,610
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	919,927	$ 47,560
Reliant Energy, Inc. (a)	288,900	7,951
Sierra Pacific Resources	288,200	4,862
Westar Energy, Inc.	176,400	4,696
		313,961
Gas Utilities - 2.9%
Energen Corp.	92,600	5,926
Equitable Resources, Inc.	96,200	5,418
Questar Corp.	216,700	12,369
Southern Union Co.	594,500	18,727
		42,440
Independent Power Producers & Energy Traders - 11.8%
AES Corp. (a)	3,457,384	74,023
Constellation Energy Group, Inc.	601,663	56,977
Dynegy, Inc. Class A (a)	369,100	3,399
Mirant Corp. (a)	462,473	19,590
NRG Energy, Inc. (a)	448,600	20,483
		174,472
Multi-Utilities - 9.0%
Ameren Corp.	129,200	6,985
CenterPoint Energy, Inc. (d)	444,300	7,446
CMS Energy Corp.	1,378,700	23,397
Integrys Energy Group, Inc.	97,100	5,225
OGE Energy Corp.	223,400	8,556
PG&E Corp.	511,400	25,023
Public Service Enterprise Group, Inc.	314,772	30,092
Sempra Energy	319,300	19,640
Wisconsin Energy Corp.	142,400	6,818
		133,182
Water Utilities - 0.3%
Aqua America, Inc.	165,208	3,843
TOTAL UTILITIES		667,898
TOTAL COMMON STOCKS (Cost $1,176,297)		1,382,386
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.97% (b)	60,937,350	$ 60,937
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	13,793,000	13,793
TOTAL MONEY MARKET FUNDS (Cost $74,730)		74,730
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,251,027)		1,457,116
NET OTHER ASSETS - 1.1%		15,769
NET ASSETS - 100%		$ 1,472,885
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 749
Fidelity Securities Lending Cash Central Fund	149
Total	$ 898
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,272,375,000. Net unrealized appreciation aggregated $184,741,000, of which $242,032,000 related to appreciated investment securities and $57,291,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 31, 2007